Investment Objectives and Goals - Q India Equity Fund	Apr. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Q India Equity Fund (the “Fund”) is to achieve long-term capital appreciation by investing in the listed equities of Indian companies that are in a position to benefit from the anticipated growth and development of the Indian economy.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the strategies and policies described in this Prospectus.